Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Troubled Debt Restructuring Loans (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Troubled debt restructuring, number of contracts	2	2
Troubled debt restructuring, recorded investment	$ 140,000	$ 150,000
Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment	9,000	19,000
Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 131,000	$ 131,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 9,000	$ 19,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 9,000	$ 19,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 131,000	$ 131,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 131,000	$ 131,000